Document and Entity Information	Jan. 27, 2021
Document and Entity Information
Entity Registrant Name	KENTUCKY BANCSHARES INC /KY/
Entity Central Index Key	0001000232
Document Type	8-K
Document Period End Date	Jan. 27, 2021
Amendment Flag	false
Entity File Number	000-52598
Entity Tax Identification Number	61-0993464
City Area Code	859
Local Phone Number	987-1795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	P.O. Box 157
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	40362
Entity Address, State or Province	KY
Title of 12(g) Security	Common Shares
Trading Symbol	KTYB